Vanguard US Value Factor ETF Expense Example - ETF Prospectus [Member] - Vanguard US Value Factor ETF - ETF Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166